UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400

         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     August 02, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     $161,576 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm Inc               COM              000886101      136    59500 SH       SOLE                        0        0    59500
American Intl Group            COM              026874107      254     3727 SH       SOLE                        0        0     3727
ATS Medical Inc                COM              002083103        9    16000 SH       SOLE                        0        0    16000
Autozone Inc                   COM              053332102      230     2970 SH       SOLE                        0        0     2970
Bellsouth Corp                 COM              079860102      208     6600 SH       SOLE                        0        0     6600
Bemis Co                       COM              081437105     5014   105565 SH       SOLE                        0        0   105565
Biomet Inc                     COM              090613100     5320   196178 SH       SOLE                        0        0   196178
BP PLC (ADR)                   SPONSORED ADR    055622104      352     6974 SH       SOLE                        0        0     6974
Bristol-Myers Squibb Co        COM              110122108     4607   179272 SH       SOLE                        0        0   179272
Cardinal Health Inc            COM              14149Y108     5399    87922 SH       SOLE                        0        0    87922
ChevronTexaco Corp             COM              166764100      399     4514 SH       SOLE                        0        0     4514
Cisco Systems Inc              COM              17275r102     5390   386350 SH       SOLE                        0        0   386350
Coca-Cola Co                   COM              191216100      382     6830 SH       SOLE                        0        0     6830
Computer Assoc Intl Inc        COM              204912109     4956   311881 SH       SOLE                        0        0   311881
Computer Sciences Corp         COM              205363104     5400   112965 SH       SOLE                        0        0   112965
Conagra Foods Inc              COM              205887102    11785   426235 SH       SOLE                        0        0   426235
CVS Corp                       COM              126650100     4876   159350 SH       SOLE                        0        0   159350
Dodge & Cox Stock Fund         EQ MF            256219106     2481    25293 SH       SOLE                        0        0    25293
Dreyfus Appreciation           EQ MF            261970107     2377    68720 SH       SOLE                        0        0    68720
Electronic Data Systems Corp   COM              285661104     3687    99244 SH       SOLE                        0        0    99244
Exxon Mobil Corp               COM              30231g102     1172    28641 SH       SOLE                        0        0    28641
Federal Signal Corp            COM              313855108     5057   210715 SH       SOLE                        0        0   210715
Franklin Resources Inc         COM              354613101     5171   121280 SH       SOLE                        0        0   121280
General Electric Corp          COM              369604103      288     9910 SH       SOLE                        0        0     9910
Harbor Capital Appreciation    EQ MF            411511504     2192    92228 SH       SOLE                        0        0    92228
Harbor International Fund      EQ MF            411511306      299     9517 SH       SOLE                        0        0     9517
Hewlett-Packard Corp           COM              428236103     3937   257655 SH       SOLE                        0        0   257655
Home Depot Inc                 COM              437076102     4944   134597 SH       SOLE                        0        0   134597
Illinois Tool Works            COM              452308109     5083    74418 SH       SOLE                        0        0    74418
Intel Corp                     COM              458140100      235    12850 SH       SOLE                        0        0    12850
International Business Machine COM              459200101      436     6053 SH       SOLE                        0        0     6053
Johnson & Johnson              COM              478160104      207     3960 SH       SOLE                        0        0     3960
McDonald's Corp                COM              580135101     5457   191800 SH       SOLE                        0        0   191800
Medtronic Inc                  COM              585055106     6315   147373 SH       SOLE                        0        0   147373
Merck & Co Inc                 COM              589331107     5249   103645 SH       SOLE                        0        0   103645
Microsoft Corp                 COM              594918104      324     5927 SH       SOLE                        0        0     5927
Mutual Beacon                  EQ MF            628380305     1956   156080 SH       SOLE                        0        0   156080
Mutual Beacon                  EQ MF            628380305      338    26973 SH       SOLE                        0        0    26973
Pall Corp                      COM              696429307     4972   239628 SH       SOLE                        0        0   239628
Pfizer Inc                     COM              717081103     5038   143933 SH       SOLE                        0        0   143933
Royce Premier                  EQ MF            780905600     3013   288556 SH       SOLE                        0        0   288556
Sherwin-Williams Co            COM              824348106     5311   177435 SH       SOLE                        0        0   177435
Sigma-Aldrich                  COM              826552101     5232   104325 SH       SOLE                        0        0   104325
State Street Corp              COM              857477103     4720   105596 SH       SOLE                        0        0   105596
Sysco Corp                     COM              871829107     5316   195290 SH       SOLE                        0        0   195290
Target Corp                    COM              87612E106      690    18118 SH       SOLE                        0        0    18118
Valspar Corp                   COM              920355104     3053    67641 SH       SOLE                        0        0    67641
Vanguard Index 500             EQ MF            922908108     4035    44175 SH       SOLE                        0        0    44175
Vanguard International Growth  EQ MF            921910204      287    19902 SH       SOLE                        0        0    19902
Wal-Mart Stores Inc            COM              931142103     4979    90513 SH       SOLE                        0        0    90513
Wasatch Small Cap Growth Fund  EQ MF            936772102     2787    97791 SH       SOLE                        0        0    97791
Wells Fargo Equity Income      EQ MF            94975G694      221     6055 SH       SOLE                        0        0     6055